Annual Fund Operating Expenses - DWS CROCI Equity Dividend Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.18%
Total annual fund operating expenses	1.02%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.02%
Class T
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual fund operating expenses	0.99%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.99%
Class C
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	0.99%
Other expenses	0.21%
Total annual fund operating expenses	1.80%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.80%
Class R
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	0.46%
Other expenses	0.31%
Total annual fund operating expenses	1.37%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.34%
Class R6
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.66%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.66%
INST Class
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.77%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.77%
Class S
Operating Expenses:
Management fee	0.60%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.84%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.84%